Financial Instruments - Additional information (Detail)	6 Months Ended
	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 $ / bbl	Jun. 30, 2018 $ / bbl	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Debt, carrying value	$ 9,992,000,000			$ 9,513,000,000
Discounted Credit adjusted risk free rate	3.80%
Estimated fair value of contingent payment	$ 635,000,000			206,000,000
WCS Forward Prices [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term		39.83	52.45
WTI Option Volatility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	24.00%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	8.00%
Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 9,991,000,000			$ 10,061,000,000
Level 3 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Change in fair value	$ 0